Summary of Significant Accounting Policies (Stock Based Compensation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Accounting Policies [Abstract]
Stock based compensation expense		$ 199
Risk-free interest rate-weighted average		2.606%
Expected life of options-weighted average		10 years
Stock volatility		44.37%
Expected dividend yield		7.80%